Other current assets	12 Months Ended
Dec. 31, 2017
Other current assets
Other current assets

9.     Other current assets

        At December 31, 2017 and 2016, other current assets consisted of the following:

Other current assets
in € THOUS
	2017	2016
Other taxes receivable	90,808	75,736
Leases receivable	58,336	54,533
Income taxes receivable	56,468	52,138
Prepaid rent	52,251	54,448
Payments on account	51,282	84,004
Receivables for supplier rebates	48,222	47,592
Prepaid insurance	20,629	16,593
Deposit / Guarantee / Security	15,465	15,096
Derivatives	11,810	39,761
Available for sale financial assets	3,484	250,745
Insurance recoveries	—	208,709
Other	254,031	237,691

Other current assets	662,786	1,137,046

        The item "Insurance recoveries" included the recognized amount in relation to the NaturaLyte® and GranuFlo® agreement in principle, which partially offset the accrued settlement amount recorded in current provisions and other current liabilities (see note 12). For further information on the funding and consummation of the settlement by the Company and its insurers, see note 22.

        The item "Other" in the table above primarily includes loans to customers, receivables from employees and notes receivables.